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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment  [_]; Amendment Number: ______
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Quantitative Advantage LLC
Address:  10225 Yellow Circle Drive
          Minnetonka, MN 55343

Form 13F File Number: 028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John W. Wing
Title:  President
Phone:  (952) 942-3206

Signature, Place, and Date of Signing:


/s/ John W. Wing   Minnetonka, Minnesota   May 8, 2008
----------------   ---------------------   -----------
[Signature]        [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   15
Form 13F Information Table Value Total:  $286,079
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                             VOTING AUTHORITY
                                                          VALUE    SH OR            OTHER  ---------------------
NAME OF ISSUER            TITLE OF CLASS  CUSIP      (x $1,000)  PRN AMT  INV DISC   MGR   SOLE  SHARED     NONE
------------------------  --------------  ---------  ----------  -------  --------  -----  ----  ------  -------
CVS CAREMARK CORPORATION  COM             126650100         204     5039    SOLE     N/A                    5039
EXXON MOBIL CORP          COM             30231G102         276     3262    SOLE     N/A                    3262
ISHARES TR                S&P 500 INDEX   464287200         288     2180    SOLE     N/A                    2180
ISHARES TR                MSCI EAFE IDX   464287465         926    12874    SOLE     N/A                   12874
ISHARES TR                LEHMAN AGG BND  464287226       14212   138407    SOLE     N/A                  138407
ISHARES TR                1-3 YR TRS BD   464287457       14319   169991    SOLE     N/A                  169991
ISHARES TR                S&P GSTI SOFTW  464287515       17173   383147    SOLE     N/A                  383147
ISHARES TR                CONS GOOD IDX   464287812       17984   296864    SOLE     N/A                  296864
ISHARES TR                DJ US UTILS     464287697       18179   197708    SOLE     N/A                  197708
ISHARES TR                DJ US ENERGY    464287796       19642   152603    SOLE     N/A                  152603
ISHARES TR                DJ US BAS MATL  464287838       19939   268644    SOLE     N/A                  268644
ISHARES INC               MSCI PAC J IDX  464286665       23220   171261    SOLE     N/A                  171261
ISHARES TR                MSCI EMERG MKT  464287234       24727   184009    SOLE     N/A                  184009
ISHARES TR                S&P LTN AM 40   464287390       27294   108096    SOLE     N/A                  108096
ISHARES TR                S&P500 GRW      464287309       87696  1398659    SOLE     N/A                 1398659